TEKLA WORLD HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2019

(Unaudited)

PRINCIPAL AMOUNT		VALUE
	CONVERTIBLE AND NON-CONVERTIBLE NOTES - 19.2% of Net Assets
	Convertible Notes (Restricted)(a) - 0.3%
	United States — 0.3%
$414,997	IlluminOss Medical, Inc. Promissory Notes, 8.00% due 12/31/21	$414,997
739,707	Rainier Therapeutics, Inc. Promissory Notes, 8.00% due 03/31/20	646,765
	Total Convertible Notes	1,061,762
	Non-Convertible Notes - 18.9%
	France — 0.6%
2,600,000	Sanofi, 3.63% due 06/19/28	2,864,372
	Ireland — 0.6%
1,500,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00% due 02/01/25 (b)	1,011,570
1,500,000	Shire Acquisitions Investments Ireland DAC, 3.20% due 09/23/26	1,545,892
		2,557,462
	United Kingdom — 2.1%
5,000,000	AstraZeneca plc, 3.38% due 11/16/25	5,314,262
4,000,000	Hikma Pharmaceuticals plc, 4.25% due 04/10/20 (c)	4,002,400
		9,316,662
	United States — 15.6%
3,200,000	AbbVie, Inc., 4.50% due 05/14/35	3,609,122
1,400,000	Allergan Sales LLC, 5.00% due 12/15/21 (b)	1,464,302
2,000,000	Amgen, Inc., 3.63% due 05/22/24	2,113,380
831,000	Baxalta, Inc., 4.00% due 06/23/25	895,498
1,200,000	Becton, Dickinson and Co., 3.73% due 12/15/24	1,272,211
560,000	Biogen, Inc., 3.63% due 09/15/22	582,868
1,400,000	Bristol-Myers Squibb Co., 3.40% due 07/26/29 (b)	1,498,313
2,785,000	Cigna Corp., 3.50% due 06/15/24 (b)	2,908,970
1,400,000	CVS Health Corp., 3.70% due 03/09/23	1,459,270
1,500,000	DaVita, Inc., 5.00% due 05/01/25	1,543,125
4,000,000	EMD Finance LLC, 3.25% due 03/19/25 (b)	4,119,953
795,000	Encompass Health Corp., 5.75% due 11/01/24	803,944
2,000,000	GlaxoSmithKline Capital, Inc., 2.80% due 03/18/23	2,049,661
1,400,000	GlaxoSmithKline Capital plc, 3.00% due 06/01/24	1,460,205
1,000,000	GlaxoSmithKline Capital plc, 3.38% due 06/01/29	1,073,349
1,000,000	HCA, Inc., 5.88% due 05/01/23	1,105,160
1,250,000	HCA, Inc., 5.38% due 02/01/25	1,382,288
600,000	HCA, Inc., 5.25% due 04/15/25	671,346
2,630,000	Healthpeak Properties, Inc., 4.20% due 03/01/24	2,812,481
4,300,000	Johnson & Johnson, 2.45% due 03/01/26	4,366,979
1,400,000	Johnson & Johnson, 2.90% due 01/15/28	1,461,582
1,400,000	Laboratory Corporation of America Holdings, 3.60% due 02/01/25	1,473,967
4,000,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 5.50% due 04/15/25 (b)	1,420,000
1,200,000	McKesson Corp., 3.80% due 03/15/24	1,263,120
1,675,000	Medtronic, Inc., 4.38% due 03/15/35	1,983,334
1,400,000	Merck & Co., Inc., 2.80% due 05/18/23	1,442,527
1,463,000	Merck & Co., Inc., 2.75% due 02/10/25	1,518,015

The accompanying notes are an integral part of this schedule of investments.

PRINCIPAL AMOUNT		VALUE
	United States — continued
$2,115,000	Novartis Capital Corp., 3.40% due 05/06/24	$2,239,892
5,300,000	Pfizer, Inc., 3.45% due 03/15/29	5,711,706
1,750,000	Senior Housing Properties Trust, 4.75% due 05/01/24	1,823,278
1,500,000	Tenet Healthcare Corp., 6.75% due 06/15/23	1,648,065
1,400,000	Thermo Fisher Scientific, Inc., 3.20% due 08/15/27	1,465,046
1,400,000	UnitedHealth Group, Inc., 2.88% due 12/15/21	1,428,097
2,560,000	UnitedHealth Group, Inc., 3.88% due 12/15/28	2,834,631
5,000,000	Zimmer Biomet Holdings, Inc., 4.25% due 08/15/35	5,082,594
		69,988,279
	Total Non-Convertible Notes	84,726,775
	TOTAL CONVERTIBLE AND NON-CONVERTIBLE NOTES (Cost $85,335,243)	85,788,537

SHARES
	CONVERTIBLE PREFERRED AND WARRANTS (Restricted)(a) (d) — 0.8% of Net Assets
	Switzerland — 0.3%
151,333	Oculis SA, Series B2	1,301,920
	United States — 0.5%
569,453	Decipher Biosciences, Inc. Series II, 8.00%	859,874
566,122	Decipher Biosciences, Inc. Series III, 8.00%	1,229,617
219,196	IlluminOss Medical, Inc. Series AA, 8.00%	182,700
206,483	IlluminOss Medical, Inc. Junior Preferred, 8.00%	21
17,657	IlluminOss Medical, Inc. Warrants (expiration 03/31/27, exercise price $1.00)	0
14,707	IlluminOss Medical, Inc. Warrants (expiration 09/06/27, exercise price $1.00)	0
5,883	IlluminOss Medical, Inc. Warrants (expiration 11/20/27, exercise price $1.00)	0
11,766	IlluminOss Medical, Inc. Warrants (expiration 01/11/28, exercise price $1.00)	0
11,766	IlluminOss Medical, Inc. Warrants (expiration 02/06/28, exercise price $1.00)	0
11,499	IlluminOss Medical, Inc. Warrants (expiration 01/29/29, exercise price $1.00)	0
3,208	IlluminOss Medical, Inc. Warrants (expiration 04/29/29, exercise price $1.00)	0
5,066	IlluminOss Medical, Inc. Warrants (expiration 05/13/29, exercise price $1.00)	0
6,884	IlluminOss Medical, Inc. Warrants (expiration 07/02/29, exercise price $1.00)	0
2,250	IlluminOss Medical, Inc. Warrants (expiration 08/29/29, exercise price $1.00)	0
13,059	IlluminOss Medical, Inc. Warrants (expiration 09/27/29, exercise price $1.00)	0
1,307,690	Rainier Therapeutics, Inc. Series A, 6.00%	131
757,575	Rainier Therapeutics, Inc. Series B, 6.00%	76
		2,272,419
	TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $6,151,171)	3,574,339

The accompanying notes are an integral part of this schedule of investments.

SHARES		VALUE
	COMMON STOCKS AND WARRANTS - 102.8% of Net Assets
	Australia — 0.6%
14,000	CSL Ltd.	$2,709,204
	Denmark — 3.5%
9,650	Genmab A/S (d)	2,146,022
19,390	MorphoSys AG (d) (e)	691,641
221,364	Novo Nordisk A/S (e)	12,812,548
		15,650,211
	France — 1.4%
62,710	Cellectis S.A. (d) (e)	1,073,595
137,734	Innate Pharma S.A. (d)	920,797
85,941	Sanofi (e)	4,314,238
		6,308,630
	Germany — 2.4%
131,684	Bayer AG	10,754,761
	Ireland — 6.4%
44,739	Allergan plc (f)	8,552,755
496,788	Avadel Pharmaceuticals plc (d) (e)	3,750,749
36,963	Endo International plc (d)	173,356
32,980	Mallinckrodt plc (d)	115,100
123,881	Medtronic plc (f)	14,054,299
10,818	Perrigo Co. plc	558,858
10,130	STERIS plc	1,544,015
		28,749,132
	Israel — 0.3%
141,381	Teva Pharmaceutical Industries Ltd. (d) (e)	1,385,534
	Japan — 4.9%
88,837	Astellas Pharma Inc.	1,528,924
22,900	Chugai Pharmaceuticals Co., Ltd.	2,124,449
36,050	Daiichi Sankyo Co., Ltd.	2,398,135
13,660	Eisai Co., Ltd.	1,031,399
19,364	Hoya Corp.	1,862,351
57,880	Olympus Corp.	899,722
22,660	Ono Pharmaceutical Co., Ltd.	521,792
41,616	Otsuka Holdings Co., Ltd.	1,870,240
15,413	Shionogi & Co., Ltd	959,917
112,512	Sosei Group Corp. (d)	2,248,065
7,430	Sysmex Corp.	509,374
210,146	Takeda Pharmaceutical Co., Ltd. (d) (e)	4,146,181
19,200	Takeda Pharmaceuticals Co., Ltd.	765,491
34,576	Terumo Corp.	1,236,278
		22,102,318
	Netherlands — 0.8%
42,700	Koninklijke Philips N.V.	2,083,760
75,782	Mylan N.V. (d) (f)	1,523,218
		3,606,978

The accompanying notes are an integral part of this schedule of investments.

SHARES		VALUE
	COMMON STOCKS AND WARRANTS - Continued

	Switzerland — 9.6%
55,369	Alcon Inc. (d)	$3,132,224
5,773	Lonza Group AG	2,106,865
211,047	Novartis AG (d) (f)	19,984,040
431,963	Roche Holding AG (e)	17,563,616
		42,786,745
	United Kingdom — 7.4%
39,874	Adaptimmune Therapeutics plc (d) (e)	47,849
276,098	AstraZeneca plc (e)	13,766,246
257,048	GlaxoSmithKline plc (e)	12,078,687
23,569	Hikma Pharmaceuticals plc	621,580
99,560	Smith & Nephew plc (e)	4,785,849
1,282,978	Verona Pharma plc (d)	1,053,648
159,500	Verona Pharma plc (d) (e)	917,125
513,192	Verona Pharma plc Warrants (expiration 04/27/22, exercise price $2.07) (a) (d)	340
		33,271,324
	United States — 65.5%
111,484	Abbott Laboratories (f)	9,683,500
73,416	AbbVie, Inc. (f)	6,500,253
6,911	ABIOMED, Inc. (d) (f)	1,178,947
32,050	Acadia Healthcare Co., Inc. (d)	1,064,701
19,328	Alexion Pharmaceuticals, Inc. (d) (f)	2,090,323
5,128	Align Technology, Inc. (d) (f)	1,430,917
27,698	AmerisourceBergen Corp. (f)	2,354,884
44,828	Amgen, Inc. (f)	10,806,686
21,342	Anthem, Inc. (f)	6,445,924
318,362	Ardelyx, Inc. (d)	2,389,307
94,482	Atreca, Inc. (d)	1,461,637
138,812	Bausch Health Cos, Inc. (d) (f)	4,153,255
29,920	Baxter International, Inc. (f)	2,501,910
12,749	Becton, Dickinson and Co. (f)	3,467,346
14,166	Biogen, Inc. (d) (f)	4,203,477
117,191	Boston Scientific Corp. (d) (f)	5,299,377
57,254	Bristol-Myers Squibb Co. (f)	3,675,134
71,400	Bristol-Myers Squibb Co., CVR 03/31/21 (d) (g)	214,914
7,053	Celldex Therapeutics, Inc. (d)	15,728
43,276	Centene Corp. (d)	2,720,762
43,973	Cigna Corp. (f)	8,992,039
94,900	Community Health Systems, Inc. (d)	275,210
14,900	Community Healthcare Trust Inc.	638,614
124,894	CVS Health Corp. (f)	9,278,375
32,705	Danaher Corp. (f)	5,019,563
27,427	DENTSPLY Sirona, Inc. (f)	1,552,094
63,841	Diversified Healthcare Trust REIT	538,818
15,376	Edwards Lifesciences Corp. (d) (f)	3,587,067
42,876	Eli Lilly & Co. (f)	5,635,193
75,000	Galera Therapeutics, Inc. (d)	987,000

The accompanying notes are an integral part of this schedule of investments.

SHARES		VALUE
	United States - Continued
112,533	Galera Therapeutics, Inc. (Restricted) (a) (d)	$1,332,835
109,289	Gilead Sciences, Inc. (f)	7,101,599
118,092	Global Medical REIT Inc.	1,562,357
23,745	HCA Healthcare, Inc. (f)	3,509,748
83,629	Healthcare Realty Trust Inc.	2,790,700
46,000	Healthcare Trust of America, Inc.	1,392,880
73,930	Healthpeak Properties, Inc.	2,548,367
4,217	Hologic, Inc. (d)	220,170
14,728	Humana, Inc. (f)	5,398,107
5,643	IDEXX Laboratories, Inc. (d)	1,473,557
6,927	Illumina, Inc. (d) (f)	2,297,963
22,233	Incyte Corp. (d) (f)	1,941,385
6,450	Intuitive Surgical, Inc. (d) (f)	3,812,918
4,161	IQVIA Holdings, Inc. (d)	642,916
247,734	Johnson & Johnson (f)	36,136,959
7,237	Laboratory Corporation of America Holdings (d)	1,224,283
39,546	LTC Properties, Inc.	1,770,474
15,085	McKesson Corp. (f)	2,086,557
128,612	Medical Properties Trust, Inc.	2,714,999
275,951	Merck & Co., Inc. (f)	25,097,743
15,602	Nektar Therapeutics (d)	336,769
52,504	New Senior Investment Group Inc.	401,656
10,650	Novavax, Inc. (d)	42,387
61,500	Omega Healthcare Investors, Inc.	2,604,525
6,555	PerkinElmer, Inc.	636,490
482,431	Pfizer, Inc. (f)	18,901,647
151,493	Physicians Realty Trust	2,869,277
1,201	Quest Diagnostics, Inc.	128,255
23,725	Quorum Health Corp. (d)	22,683
8,464	Regeneron Pharmaceuticals, Inc. (d) (f)	3,178,063
71,128	Sabra Health Care REIT, Inc.	1,517,872
18,139	Stryker Corp.	3,808,102
3,163	Teleflex, Inc.	1,190,680
32,871	Thermo Fisher Scientific, Inc. (f)	10,678,802
51,223	UnitedHealth Group, Inc. (f)	15,058,538
5,742	Universal Health Realty Income Trust	673,881
44,293	Ventas, Inc.	2,557,478
25,815	Vertex Pharmaceuticals, Inc. (d) (f)	5,652,194
36,423	Welltower, Inc.	2,978,673
14,640	Zimmer Biomet Holdings, Inc. (f)	2,191,315
37,062	Zoetis, Inc. (f)	4,905,156
		293,553,915
	TOTAL COMMON STOCKS AND WARRANTS (Cost $451,177,086)	460,878,752

The accompanying notes are an integral part of this schedule of investments.

PRINCIPAL AMOUNT		VALUE
	SHORT-TERM INVESTMENT - 3.0% of Net Assets
$13,480,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $13,480,000, 0.12%, dated 12/31/19, due 01/02/20 (collateralized by U.S. Treasury Bond 2.88%, due 08/15/45, market value $8,953,353, U.S. Treasury Bond 3.00%, due 11/15/45, market value $2,993,426 and U.S. Treasury Note 2.75%, due 09/15/21, market value $1,807,876)	$13,480,000
	TOTAL SHORT-TERM INVESTMENT (Cost $13,480,000)	13,480,000

NUMBER OF CONTRACTS (100 SHARES EACH)/ NOTIONAL AMOUNT ($)
	CALL OPTION CONTRACTS PURCHASED - 0.1% of Net Assets
35/1,260,000	Biogen, Inc. Jun20 360 Call	34,300
260/1,300,000	Bristol-Myers Squibb Co. Jan20 50 Call	367,900
	TOTAL CALL OPTION CONTRACTS PURCHASED (Premiums paid $280,875)	402,200

	CALL OPTION CONTRACTS WRITTEN - (0.2)% of Net Assets
114/(1,026,000)	Abbott Laboratories Jan20 90 Call	(2,508)
248/(2,294,000)	AbbVie, Inc. Jan20 92.5 Call	(4,960)
10/(220,000)	ABIOMED, Inc. Jan20 220 Call	(550)
25/(282,500)	Alexion Pharmaceuticals, Inc. Jan20 113 Call	(4,000)
38/(437,000)	Alexion Pharmaceuticals, Inc. Jan20 115 Call	(4,940)
10/(290,000)	Align Technology, Inc. Jan20 290 Call	(2,260)
16/(304,000)	Allergan plc Jan20 190 Call	(4,880)
41/(369,000)	AmerisourceBergen Corp. Jan20 90 Call	(1,230)
66/(1,584,000)	Amgen, Inc. Jan20 240 Call	(31,020)
46/(1,138,500)	Amgen, Inc. Jan20 247.5 Call	(4,876)
18/(567,000)	Anthem, Inc. Jan20 315 Call	(2,610)
32/(960,000)	Anthem, Inc. Jan20 300 Call	(19,200)
204/(591,600)	Bausch Health Cos, Inc. Jan20 29 Call	(27,744)
24/(204,000)	Baxter International, Inc. Jan20 85 Call	(2,112)
34/(935,000)	Becton, Dickinson and Co. Jan20 275 Call	(7,480)
18/(540,000)	Biogen, Inc. Jan20 300 Call	(9,720)
18/(567,000)	Biogen, Inc. Jan20 315 Call	(2,286)
136/(612,000)	Boston Scientific Corp. Jan20 45 Call	(11,424)
122/(567,300)	Boston Scientific Corp. Jan20 46.5 Call	(3,355)
21/(126,000)	Bristol-Myers Squibb Co. Jan20 60 Call	(8,799)
140/(2,940,000)	Cigna Corp. Jan20 210 Call	(28,140)
373/(2,872,100)	CVS Health Corp. Jan20 77 Call	(11,563)
53/(821,500)	Danaher Corp. Jan20 155 Call	(8,215)
40/(240,000)	DENTSPLY Sirona, Inc. Jan20 60 Call	(280)
8/(208,000)	Edwards Lifesciences Corp. Jan20 260 Call	(40)
64/(768,000)	Eli Lilly & Co. Jan20 120 Call	(73,600)
21/(283,500)	Eli Lilly & Co. Jan20 135 Call	(1,197)
164/(1,139,800)	Gilead Sciences, Inc. Jan20 69.5 Call	(4,756)
35/(507,500)	HCA Healthcare, Inc. Jan20 145 Call	(15,050)
22/(770,000)	Humana, Inc. Jan20 350 Call	(37,400)

The accompanying notes are an integral part of this schedule of investments.

NUMBER OF CONTRACTS (100 SHARES EACH)/ NOTIONAL AMOUNT ($)		VALUE
	Call Option Contracts Written — Continued
7/(238,000)	Illumina, Inc. Jan20 340 Call	$(5,460)
43/(408,500)	Incyte Corp. Jan20 95 Call	(1,720)
9/(540,000)	Intuitive Surgical, Inc. Jan20 600 Call	(8,550)
5/(307,500)	Intuitive Surgical, Inc. Jan20 615 Call	(2,050)
77/(1,139,600)	Johnson & Johnson Jan20 148 Call	(5,929)
208/(3,120,000)	Johnson & Johnson Jan20 150 Call	(6,448)
22/(330,000)	McKesson Corp. Jan20 150 Call	(605)
43/(494,500)	Medtronic plc Jan20 115 Call	(3,655)
411/(3,699,000)	Merck & Co., Inc. Jan20 90 Call	(73,158)
122/(1,134,600)	Merck & Co., Inc. Jan20 93 Call	(3,782)
110/(220,000)	Mylan N.V. Jan20 20 Call	(7,480)
312/(2,886,000)	Novartis AG Jan20 92.5 Call	(72,384)
120/(1,170,000)	Novartis AG Jan20 97.5 Call	(1,800)
719/(2,804,100)	Pfizer, Inc. Jan20 39 Call	(48,173)
281/(1,138,050)	Pfizer, Inc. Jan20 40.5 Call	(2,810)
16/(608,000)	Regeneron Pharmaceuticals, Inc. Jan20 380 Call	(9,760)
7/(273,000)	Regeneron Pharmaceuticals, Inc. Jan20 390 Call	(2,359)
99/(3,267,000)	Thermo Fisher Scientific, Inc. Jan20 330 Call	(21,780)
94/(2,843,500)	UnitedHealth Group, Inc. Jan20 302.5 Call	(24,158)
38/(912,000)	Vertex Pharmaceuticals, Inc. Jan20 240 Call	(950)
21/(315,000)	Zimmer Biomet Holdings, Inc. Jan20 150 Call	(4,095)
55/(687,500)	Zoetis, Inc. Jan20 125 Call	(41,085)
	TOTAL CALL OPTION CONTRACTS WRITTEN (Premiums received $604,764)	(684,386)
	TOTAL INVESTMENTS - 125.7% (Cost $555,819,611)	563,439,442
	OTHER LIABILITIES IN EXCESS OF ASSETS - (25.7)%	(115,041,573)
	NET ASSETS - 100%	$448,397,869

(a)                   Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.

(b)                   Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)                    Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)                   Non-income producing security.

(e)                    American Depository Receipt

(f)                     A portion of security is pledged as collateral for call options written.

(g)                    Contingent Value Right

The accompanying notes are an integral part of this schedule of investments.

The following forward contracts were held as of December 31, 2019

Description	Counterparty	Settlement Date	Currency		Settlement Value (in USD)	Current Value	Unrealized Gain/(Loss)
Contracts Sold:
British Pound	Goldman Sachs Bank	01/31/20	11,927,825	GBP	$15,474,492	$15,812,312	$(337,820)
Danish Krone	Goldman Sachs Bank	01/31/20	47,021,882	DKK	6,994,792	7,071,817	(77,025)
Euro	Goldman Sachs Bank	01/31/20	9,009,466	EUR	10,011,742	10,123,495	(111,753)
Israeli Sheqel	Goldman Sachs Bank	01/31/20	4,457,647	ILS	1,285,625	1,292,619	(6,994)
Japanese Yen	Goldman Sachs Bank	01/31/20	1,208,775,245	JPY	11,078,521	11,139,615	(61,094)
Swiss Franc	Goldman Sachs Bank	01/31/20	19,376,245	CHF	19,811,666	20,056,408	(244,742)
						$65,496,266	$(839,428)

The accompanying notes are an integral part of this schedule of investments.

TEKLA WORLD HEALTHCARE FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2019

(continued)

(unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Fund holds securities or other assets that are denominated in a foreign currency. The Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time) when valuing such assets. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible bonds, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Puts and calls generally are valued at the close of regular trading on the securities or commodities exchange on which they are primarily traded. Options on securities generally are valued at their last sale price in the case of exchange traded options or, in the case of OTC-traded options, the average of the last sale price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing forward exchange rates. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this schedule of investments.

Federal Income Tax Cost

At December 31, 2019, the cost of securities for Federal income tax purposes was $556,648,194. The net unrealized gain on securities held by the Fund was $7,475,635, including gross unrealized gain of $66,938,282 and gross unrealized loss of $59,462,648.

Forward Contracts

Forward contracts involve the purchase or sale of a specific quantity of a commodity, government security, foreign currency, or other asset at a specified price, with delivery and settlement at a specified future date. Because it is a completed contract, a purchase forward contract can be a cover for the sale of a futures contract. The Fund may enter into forward contracts for hedging purposes and non-hedging purposes (i.e., to increase returns). Forward contracts may be used by the Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Fund anticipates purchasing or selling a foreign security. Forward contracts may also be used to attempt to protect the value of the Fund’s existing holdings of foreign securities. Forward contracts may also be used for non-hedging purposes to pursue the Fund’s investment objective. There is no requirement that the Fund hedge all or any portion of its exposure to foreign currency risks.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended December 31, 2019, the total amount of transfers between Level 3 and Level 2 was $1,259,999. The one investment was transferred due to an initial public offering lock-up period and the values are being supported by significant observable inputs. There were no other transfers between these levels.

The following is a summary of the levels used as of December 31, 2019 to value the Fund’s net assets.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Notes
United States	—	—	$1,061,762	$1,061,762
Non-convertible Notes
France	—	$2,864,372	—	2,864,372
Ireland	—	2,557,462	—	2,557,462
United Kingdom	—	9,316,662	—	9,316,662
United States	—	69,988,279	—	69,988,279
Convertible Preferred And Warrants
Switzerland	—	—	1,301,920	1,301,920
United States	—	—	2,272,419	2,272,419
Common Stocks And Warrants
Australia	$2,709,204	—	—	2,709,204
Denmark	15,650,211	—	—	15,650,211
France	6,308,630	—	—	6,308,630
Germany	10,754,761	—	—	10,754,761
Ireland	28,749,132	—	—	28,749,132
Israel	1,385,534	—	—	1,385,534
Japan	22,102,318	—	—	22,102,318
Netherlands	3,606,978	—	—	3,606,978
Switzerland	42,786,745	—	—	42,786,745
United Kingdom	33,270,984	—	340	33,271,324
United States	292,221,080	1,332,835	—	293,553,915
Short-term Investment	—	13,480,000	—	13,480,000
Total	$459,545,577	$99,539,610	$4,636,441	$563,721,628
Other Financial Instruments
Assets
Options Contracts Purchased	$402,200	—	$—	$402,200
Liabilities
Options Contracts Written	(684,386)	—	—	(684,386)
Forward Currency Contracts		$(839,428)		(839,428)
Total	$(282,186)	$(839,428)	$—	$(1,121,614)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Balance as of September 30, 2019	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers into (out of) Level 3	Balance as of December 31, 2019
Convertible Notes
United States	$1,092,704	$(93,006)	$62,064	$—	$—	$1,061,762
Convertible Preferred and Warrants
Switzerland	1,136,217	37,416	128,287	—	—	1,301,920
United States	4,705,632	(1,173,554)	340	—	(1,259,999)	2,272,419
Common Stocks and Warrants
United Kingdom	1,136	(796)	—	—	—	340
Total	$6,935,689	$(1,229,940)	$190,691	$—	$(1,259,999)	$4,636,441

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2019:	$ (1,229,940)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at December 31, 2019	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$340	Income approach, Black-Scholes	Discount for lack of marketability	20.00% (20.00%)
	597,718	Probability weighted expected return model	Discount rate Price to sales multiple	23.63% (23.63%) 4.55x (4.55x)
	1,948,892	Market approach, recent transactions	(a)	N/A
	2,089,491	Market comparable	Discount for lack of marketability Earnings ratio	15.00% (15.00%) 6.53x (6.53x)
$4,636,441

(a)  The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds.  There is no quantitative information to provide as these methods of measure are investment specific.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 10% or less of Managed Assets. The value of these securities represented 1% of the Fund’s Managed Assets at December 31, 2019.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2019. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date	Cost	Carrying Value per Unit		Value
Decipher Biosciences, Inc.
Series II Cvt. Pfd	03/29/19	$2,637,958	$1.51		$859,874
Series III Cvt. Pfd	03/29/19	596,826	2.17		1,229,617
Galera Therapeutics, Inc. Common	08/30/18	1,260,080	11.88		1,332,835
IlluminOss Medical, Inc.
Series AA Cvt. Pfd	01/21/16	153,293	0.83		182,700
Junior Preferred	01/21/16	71,466	0.00	†	21
Cvt. Promissory Note	03/28/17	70,782	100.00		70,629
Cvt. Promissory Note	11/21/17	23,578	100.00		23,533
Cvt. Promissory Note	01/11/18	47,081	100.00		47,065
Cvt. Promissory Note	02/06/18	47,065	100.00		47,065
Cvt. Promissory Note	09/05/18	58,832	100.00		58,832
Cvt. Promissory Note	01/28/19	45,997	100.00		45,997
Cvt. Promissory Note	04/10/19	12,835	100.00		12,835
Cvt. Promissory Note	05/10/19	20,265	100.00		20,265
Cvt. Promissory Note	07/01/19	27,536	100.00		27,536
Cvt. Promissory Note	08/29/19	9,000	100.00		9,000
Cvt. Promissory Note	09/27/19	52,240	100.00		52,240
Warrants (expiration 03/31/27)	03/28/17	82	0.00		0
Warrants (expiration 09/06/27)	09/05/18	0	0.00		0
Warrants (expiration 11/20/27)	11/21/17	22	0.00		0
Warrants (expiration 01/11/28)	01/11/18	7	0.00		0
Warrants (expiration 02/06/28)	02/06/18	0	0.00		0
Warrants (expiration 01/29/29)	01/28/19	0	0.00		0
Warrants (expiration 04/29/29)	04/10/19	0	0.00		0
Warrants (expiration 05/13/29)	05/10/19	0	0.00		0
Warrants (expiration 07/02/29)	07/01/19	0	0.00		0
Warrants (expiration 08/29/29)	08/29/19	0	0.00		0
Warrants (expiration 09/27/29)	09/27/19	0	0.00		0
Oculis SA, Series B2 Cvt. Pfd	01/16/19	1,274,011	8.60		1,301,920
Rainier Therapeutics, Inc.
Series A Cvt. Pfd	01/19/16, 10/24/16	850,737	0.00	†	131
Series B Cvt. Pfd	03/03/17	566,769	0.00	†	76
Cvt. Promissory Note	01/30/19	214,966	0.00	†	0
Cvt. Promissory Note	03/28/19	214,967	0.00	†	0
Cvt. Promissory Note	07/16/19	247,790	208.78		517,321
Cvt. Promissory Note	10/07/19	62,003	208.78		129,444
		$8,566,188			$5,968,936

(#)         See Schedule of Investments and corresponding footnotes for more information on each issuer.

†                 Carrying value per unit is greater than $0.00 but less than $0.01